Inventories - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Inventories
Current portion: - Consumables and supplies	$ 4,502	¥ 30,987	¥ 28,326
Non-current portion: - Processing costs capitalized in donated umbilical cord blood	9,992	68,775	64,322
Total current and non-current inventories	14,494	99,762	92,648
Consumables and supplies
Inventories
Current portion: - Consumables and supplies	4,502	30,987	28,326
Processing costs capitalized in donated umbilical cord blood
Inventories
Non-current portion: - Processing costs capitalized in donated umbilical cord blood	$ 9,992	¥ 68,775	¥ 64,322